Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory Write-down	$ 159	$ 2,028
Unsold Inventory [Member]
Inventory Write-down		$ 1,125